Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Company Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)	Net Income (in thousands) (5)	Adjusted ROTCE (6)
2023	$3,217,738	$1,127,245	$1,171,629	$685,705	$101.59	$96.65	$43,201	10.37%
2022	3,350,562	2,559,206	1,457,215	1,205,759	115.63	97.52	196,291	15.20
2021	2,728,746	3,569,646	1,190,759	1,458,062	135.89	124.06	224,750	15.46
2020	4,298,189	5,706,438	1,790,026	2,354,469	115.62	89.69	201,209	15.58

Company Selected Measure Name	adjusted return on tangible common equity (ROTCE)
Named Executive Officers, Footnote	The amounts shown above represent "compensation actually paid" to the CEO and to Other Named Executive Officers for each corresponding year. In accordance with the requirements of Item 402(v) of Regulation S-K, we calculated compensation actually paid by making certain required adjustments to total compensation as reported in the Summary Compensation Table as shown in the table below. The fair values of outstanding performance stock units are based on the same methodology used to account for such awards in our financial statements under generally accepted accounting principles and consider the probable outcomes of the underlying performance conditions. David R. Brooks served as our CEO for the entirety of 2023, 2022, 2021 and 2020. The Other NEOs included in this calculation for each year are as follows: 2023 - Paul B. Langdale, Michael B. Hobbs, Daniel W. Brooks and John G. Turpen, 2022 - Paul B. Langdale, Michael B. Hobbs, Daniel W. Brooks, John G. Turpen and Michelle S. Hickox; 2021 - Michelle S. Hickox, Michael B. Hobbs, Daniel W. Brooks and John G. Turpen; 2020 - Michelle S. Hickox, Michael B. Hobbs, Daniel W. Brooks, and Mark S. Haynie.
Peer Group Issuers, Footnote	The amounts shown above represent the cumulative peer group TSR on an assumed investment of $100, weighted according to the respective peer group companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the KBW Nasdaq Bank Index included in our Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 3,217,738	$ 3,350,562	$ 2,728,746	$ 4,298,189
PEO Actually Paid Compensation Amount	$ 1,127,245	2,559,206	3,569,646	5,706,438
Adjustment To PEO Compensation, Footnote

	CEO				Other NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$3,217,738	$3,350,562	$2,728,746	$4,298,189	$1,171,629	$1,457,215	$1,190,759	$1,790,026
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,784,986)	(1,051,870)	(1,049,717)	(2,684,787)	(491,464)	(362,522)	(411,937)	(992,630)
Fair Value at Fiscal Year End of Equity Awards Granted in Fiscal Year	1,508,388	854,698	1,210,244	3,990,214	415,308	299,979	455,447	1,524,269
Dividends Deferred on Unvested Shares	(23,037)	64,633	49,087	15,840	1,179	16,548	14,611	5,638
Change in Fair Value from Prior Year End to Current Year End of Unvested Equity Awards Granted in Prior Years	(1,680,472)	(695,884)	566,523	92,585	(363,181)	(181,127)	184,415	33,892
Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Vested in Current Year	(110,386)	37,067	64,763	(5,603)	(47,766)	(24,334)	24,767	(6,726)
Compensation Actually Paid	$1,127,245	$2,559,206	$3,569,646	$5,706,438	$685,705	$1,205,759	$1,458,062	$2,354,469

Non-PEO NEO Average Total Compensation Amount	$ 1,171,629	1,457,215	1,190,759	1,790,026
Non-PEO NEO Average Compensation Actually Paid Amount	$ 685,705	1,205,759	1,458,062	2,354,469
Adjustment to Non-PEO NEO Compensation Footnote

	CEO				Other NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$3,217,738	$3,350,562	$2,728,746	$4,298,189	$1,171,629	$1,457,215	$1,190,759	$1,790,026
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,784,986)	(1,051,870)	(1,049,717)	(2,684,787)	(491,464)	(362,522)	(411,937)	(992,630)
Fair Value at Fiscal Year End of Equity Awards Granted in Fiscal Year	1,508,388	854,698	1,210,244	3,990,214	415,308	299,979	455,447	1,524,269
Dividends Deferred on Unvested Shares	(23,037)	64,633	49,087	15,840	1,179	16,548	14,611	5,638
Change in Fair Value from Prior Year End to Current Year End of Unvested Equity Awards Granted in Prior Years	(1,680,472)	(695,884)	566,523	92,585	(363,181)	(181,127)	184,415	33,892
Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Vested in Current Year	(110,386)	37,067	64,763	(5,603)	(47,766)	(24,334)	24,767	(6,726)
Compensation Actually Paid	$1,127,245	$2,559,206	$3,569,646	$5,706,438	$685,705	$1,205,759	$1,458,062	$2,354,469

Compensation Actually Paid vs. Total Shareholder Return
The chart below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our Other NEOs and our cumulative TSR over the three most recently completed fiscal years. In addition, the table below shows the relationship between our cumulative TSR and our peer group TSR over that same period.
The chart below shows the relationship between compensation actually paid to our CEO, the average of the compensation actually paid to our Other NEOs and our net income over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
The following chart shows the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our Other NEOs, and the adjusted return on tangible common equity over the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The chart below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our Other NEOs and our cumulative TSR over the three most recently completed fiscal years. In addition, the table below shows the relationship between our cumulative TSR and our peer group TSR over that same period.
The chart below shows the relationship between compensation actually paid to our CEO, the average of the compensation actually paid to our Other NEOs and our net income over the three most recently completed fiscal years.

Tabular List, Table

Adjusted (Non-GAAP) Return on Tangible Common Equity (ROTCE)
Adjusted (Non-GAAP) EPS
Adjusted (Non-GAAP) Efficiency Ratio
Non-Performing Assets

Total Shareholder Return Amount	$ 101.59	115.63	135.89	115.62
Peer Group Total Shareholder Return Amount	96.65	97.52	124.06	89.69
Net Income (Loss)	$ 43,201,000	$ 196,291,000	$ 224,750,000	$ 201,209,000
Company Selected Measure Amount	0.1037	0.1520	0.1546	0.1558
PEO Name	David R. Brooks	David R. Brooks	David R. Brooks	David R. Brooks
Additional 402(v) Disclosure	The amounts shown above represent Total Compensation reported for the CEO and the average of the amounts reported for the Other Named Executive Officers in the “Total” column of the Summary Compensation Table for each applicable year.The amounts shown above represent the Company’s cumulative total shareholder return (TSR) on an assumed investment of $100 in shares of Company common stock over the indicated measurement period. The cumulative TSR reported above is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the indicated measurement period by our share price at the beginning of the measurement period.Net income attributable to Independent Bank Group, Inc. as reported in the Company’s consolidated financial statements included in the respective year's Annual Report on Form 10-K.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted (Non-GAAP) Return on Tangible Common Equity (ROTCE)
Non-GAAP Measure Description	Although the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted return on tangible common equity (ROTCE) is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. ROTCE is a non-GAAP financial measure and is calculated as the adjusted net income divided by average tangible common equity. Adjusted net income includes adjustments for extraordinary items such as gain/loss on sale of assets; recoveries on loans charged off prior to an acquisition; other real estate and other asset impairment; acquisition expenses; and non-recurring executive and departmental restructuring separation costs. Average common equity excludes average balances of goodwill and other net intangible assets.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted (Non-GAAP) EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted (Non-GAAP) Efficiency Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Non-Performing Assets
PEO | Stock Awards Granted During the Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,784,986)	$ (1,051,870)	$ (1,049,717)	$ (2,684,787)
PEO | Stock Awards Granted During Year, Outstanding, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,508,388	854,698	1,210,244	3,990,214
PEO | Dividends Deferred on Unvested Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,037)	64,633	49,087	15,840
PEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,680,472)	(695,884)	566,523	92,585
PEO | Change in Fair Value of Stock Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(110,386)	37,067	64,763	(5,603)
Non-PEO NEO | Stock Awards Granted During the Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(491,464)	(362,522)	(411,937)	(992,630)
Non-PEO NEO | Stock Awards Granted During Year, Outstanding, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	415,308	299,979	455,447	1,524,269
Non-PEO NEO | Dividends Deferred on Unvested Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,179	16,548	14,611	5,638
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(363,181)	(181,127)	184,415	33,892
Non-PEO NEO | Change in Fair Value of Stock Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (47,766)	$ (24,334)	$ 24,767	$ (6,726)